Fair Value Option (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Changes in fair value under the fair value option election
Federal funds sold and securities purchased under resale agreements	$ 121	$ 261	$ 3	$ 280
Securities borrowed	(8)	27	1	39
Trading assets:
Debt and equity instruments, excluding loans	103	28	270	185
Loans reported as trading assets:
Changes in instrument-specific credit risk	433	417	913	820
Other changes in fair value	1,384	918	2,232	1,289
Loans:
Changes in instrument-specific credit risk	(7)	32	(13)	79
Other changes in fair value	139	(44)	282	(71)
Other assets	(42)	(49)	(42)	(102)
Deposits	(93)	(103)	(110)	(292)
Federal funds purchased and securities loaned or sold under repurchase agreements	(14)	(56)	21	(65)
Other borrowed funds	739	838	956	912
Trading liabilities	(3)	0	(6)	(3)
Beneficial interests issued by consolidated VIEs	(55)	(14)	(89)	32
Other liabilities	(2)	(5)	(7)	18
Long-term debt:
Changes in instrument-specific credit risk	145	534	199	585
Other changes in fair value	(93)	1,332	(117)	1,558
Long-term debt
Long-term debt	279,228		279,228		270,653
Fair Value Option (Numeric) [Abstract]
Changes in instrument-specific credit risk related to structured notes	142	588	165	696
Contractual principal outstanding
Loans
Nonaccrual loans	6,231		6,231		6,173
Total loans	48,725		48,725		48,159
Contractual principal outstanding | Principal Protected Debt
Long-term debt
Long-term debt	20,620		20,620		20,761
Long-term beneficial interests
Total long-term beneficial interests	0		0		49
Contractual principal outstanding | Total loans
Loans
Performing loans 90 days or more past due	0		0		0
Nonaccrual loans	889		889		927
All other performing loans	2,239		2,239		2,496
Contractual principal outstanding | Trading assets
Loans
Performing loans 90 days or more past due	0		0		0
Nonaccrual loans	5,342		5,342		5,246
All other performing loans	40,255		40,255		39,490
Fair value
Loans
Nonaccrual loans	1,482		1,482		1,371
Total loans	37,915		37,915		36,446
Long-term debt
Total long term debt	38,516		38,516		38,839
Long-term beneficial interests
Total long-term beneficial interests	911		911		1,495
Fair value | Principal Protected Debt
Long-term debt
Long-term debt	21,157		21,157		21,315
Long-term beneficial interests
Total long-term beneficial interests	0		0		49
Fair value | Non Principal Protected Debt
Long-term debt
Long-term debt	17,359		17,359		17,524
Long-term beneficial interests
Total long-term beneficial interests	911		911		1,446
Fair value | Total loans
Loans
Performing loans 90 days or more past due	0		0		0
Nonaccrual loans	72		72		132
All other performing loans	1,488		1,488		1,434
Fair value | Trading assets
Loans
Performing loans 90 days or more past due	0		0		0
Nonaccrual loans	1,410		1,410		1,239
All other performing loans	34,945		34,945		33,641
Fair value over/(under) contractual principal outstanding
Loans
Nonaccrual loans	(4,749)		(4,749)		(4,802)
Total loans	(10,810)		(10,810)		(11,713)
Fair value over/(under) contractual principal outstanding | Principal Protected Debt
Long-term debt
Long-term debt	537		537		554
Long-term beneficial interests
Total long-term beneficial interests	0		0		0
Fair value over/(under) contractual principal outstanding | Total loans
Loans
Performing loans 90 days or more past due	0		0		0
Nonaccrual loans	(817)		(817)		(795)
All other performing loans	(751)		(751)		(1,062)
Fair value over/(under) contractual principal outstanding | Trading assets
Loans
Performing loans 90 days or more past due	0		0		0
Nonaccrual loans	(3,932)		(3,932)		(4,007)
All other performing loans	(5,310)		(5,310)		(5,849)
Principal transactions
Changes in fair value under the fair value option election
Federal funds sold and securities purchased under resale agreements	121	261	3	280
Securities borrowed	(8)	27	1	39
Trading assets:
Debt and equity instruments, excluding loans	107	40	271	196
Loans reported as trading assets:
Changes in instrument-specific credit risk	429	389	909	798
Other changes in fair value	13	(299)	138	(683)
Loans:
Changes in instrument-specific credit risk	(7)	32	(13)	79
Other changes in fair value	139	(44)	282	(71)
Other assets	0	0	0	0
Deposits	(93)	(103)	(110)	(292)
Federal funds purchased and securities loaned or sold under repurchase agreements	(14)	(56)	21	(65)
Other borrowed funds	739	838	956	912
Trading liabilities	(3)	0	(6)	(3)
Beneficial interests issued by consolidated VIEs	(55)	(14)	(89)	32
Other liabilities	(1)	(19)	(4)	4
Long-term debt:
Changes in instrument-specific credit risk	145	534	199	585
Other changes in fair value	(93)	1,332	(117)	1,558
Other income
Changes in fair value under the fair value option election
Federal funds sold and securities purchased under resale agreements	0	0	0	0
Securities borrowed	0	0	0	0
Trading assets:
Debt and equity instruments, excluding loans	(4)	(12)	(1)	(11)
Loans reported as trading assets:
Changes in instrument-specific credit risk	4	28	4	22
Other changes in fair value	1,371	1,217	2,094	1,972
Loans:
Changes in instrument-specific credit risk	0	0	0	0
Other changes in fair value	0	0	0	0
Other assets	(42)	(49)	(42)	(102)
Deposits	0	0	0	0
Federal funds purchased and securities loaned or sold under repurchase agreements	0	0	0	0
Other borrowed funds	0	0	0	0
Trading liabilities	0	0	0	0
Beneficial interests issued by consolidated VIEs	0	0	0	0
Other liabilities	(1)	14	(3)	14
Long-term debt:
Changes in instrument-specific credit risk	0	0	0	0
Other changes in fair value	0	0	0	0
Letters of Credit Hedged By Derivative Transactions | Other Guarantees and Commitments
Fair Value Option (Numeric) [Abstract]
Contractual amount	3,800		3,800		3,800
Carrying value	(6)		(6)		(6)
Other Guarantees and Commitments
Fair Value Option (Numeric) [Abstract]
Contractual amount	6,177		6,177		6,492
Carrying value	$ (6)		$ (6)		$ (6)